Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Description of Business [Abstract]
Schedule of Fincancial Statements	As of December 31, 2023, the consolidated financial statements of the Company reflected the principal activities of the entities listed below. All inter-company balances and transactions have been eliminated upon consolidation.
Name of the Entity	Place of Incorporation	Ownership Percentage
ReTo Eco-Solutions, Inc.	British Virgin Islands	Parent
REIT Holdings (China) Limited (“REIT Holdings”)	Hong Kong, China	100%
Sunoro Holdings Limited (“Sunoro Holdings”)	Hong Kong, China	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”)	Beijing, China	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”)*	Beijing, China	100%
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”) **	Haikou, China	100%
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”)	Xinyi, China	100%
REIT Q GREEN Machines Private Ltd (“REIT India”)	India	51%
REIT Ecological Technology Co., Ltd. (“REIT Ordos”)	Yancheng, China	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”)	Datong, China	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd.	Datong, China	100%
REIT Technology Development Co., Ltd (“REIT Technology”)	Haikou, China	100%
Hainan REIT Mingde Investment Holding Co., Ltd. (“REIT Mingde”)	Haikou, China	100%
Hainan Fangyuyuan United Logistics Co., Ltd. (“Hainan Fangyuyuan”)*	Haikou, China	90%
Hainan Kunneng Direct Supply Chain Management Co., Ltd.	Haikou, China	51%
Hainan Yile IoT Technology Co., Ltd. (“Hainan Yile IoT”)	Haikou, China	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”)	Haikou, China	90%
Ruishi Tongda Ecological Management Co., Ltd. (“Ruishi Tongda”) **	Gansu, China	70%
Honghe Reit Ecological Technology Co., Ltd. (“Honghe REIT”)	Yunnan, China	100%
Hainan Coconut Network Freight Co., Ltd. (“Hainan Coconut”)**	Haikou, China	100%
Inner Mongolia GuoRui Daojing Information Technology Co., Ltd.	Ordos, China	51%
Sunoro Hengda (Beijing) Technology Co., Ltd.	Beijing, China	100%
HuaiNan Sunoro Environmental protection Technology Co., Ltd. (“HuaiNan Sunoro”)**	Huainan, China	100%
Inner Mongolia Reit Echological Environment Management Co., Ltd. (“Mongolia Reit”)	Ordos, China	100%
*	REIT Equipment was previously known as “Beijing REIT Ecological Engineering Technology Co., Ltd.” and Hainan Fangyuyuan was previously known as “Yangpu Fangyuyuan United Logistics Co., Ltd.”
**	REIT Construction was dissolved on February 9, 2023. Ruishi Tongda was dissolved on March 7, 2023. HuaiNan Sunoro was dissolved subsequently on March 26, 2024. Hainan Coconut had no operation and was disposed of on September 5, 2023 for nil consideration.